Shareholder Report, Average Annual Return (Details) 542400_Direxion Monthly Small Cap Bull 1.75X Fund_Investor_TSR Annual {Investor}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly Small Cap Bull 1.75X Fund
Average Annual Return, Percent	41.16%	2.63%	11.18%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	20.38%	12.79%	15.37%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	26.46%	6.85%	10.55%